UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011




[LOGO OF USAA]
  USAA(R)





                                            [GRAPHIC OF USAA INTERNATIONAL FUND]

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    SEMIANNUAL REPORT
    USAA INTERNATIONAL FUND
    FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
    NOVEMBER 30, 2011

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY       [PHOTO OF DANIEL S. McNAMARA]
TO CONTINUE FOR SOME TIME."

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DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

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Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   16

FINANCIAL INFORMATION

  Portfolio of Investments                                                   17

  Notes to Portfolio of Investments                                          23

  Financial Statements                                                       25

  Notes to Financial Statements                                              28

EXPENSE EXAMPLE                                                              47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INTERNATIONAL FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MARCUS L. SMITH]                            [PHOTO OF DANIEL LING]
  MARCUS L. SMITH                                        DANIEL LING
  MFS                                                    MFS
  Investment Management                                  Investment Management

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o  HOW DID THE USAA INTERNATIONAL FUND (THE FUND SHARES) PERFORM?

   For the six-month period ended November 30, 2011, the Fund had a total return of -14.68%. This compares to a return of -14.89% for the Lipper International Large-Cap Growth Funds Index and -16.56% for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. International equities underperformed the U.S. market as reflected in the -6.25% return for the S&P 500 Index.

o  PLEASE REVIEW MARKET CONDITIONS DURING THE REPORTING PERIOD.

   Performance for equities worldwide was volatile throughout the period, as investors reacted strongly to developments in Europe, against a backdrop of concern over global growth prospects.

   As the period opened, investors kept a watchful eye on data that renewed concerns over the strength of the global economy. In particular, there were signs of a slowing in China's rapid growth rate, as well as a continued flow of mixed-to-tepid U.S. economic data. The market

   Refer to pages 8, 11 and 13 for benchmark definitions.

   Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

   Past performance is no guarantee of future results.

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2  | USAA INTERNATIONAL FUND

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   outlook was also clouded by concerns about whether European governments would find the will to implement necessary austerity plans, as well as the potential negative impact such austerity could have on economic growth.
   Adding to the investor uncertainty was a political standoff during the summer surrounding raising the U.S. debt ceiling. While the issue was resolved short of a default on Treasury debt, the failure to make meaningful progress toward setting the nation's finances on a sustainable path was disheartening to markets. Further weakening sentiment, the resolution of the debt ceiling crisis was followed in a matter of days by a first-ever downgrade of U.S.
   debt by Standard & Poor's.

   The debt crisis in Europe would escalate as the period progressed, with clear impact on so-called core economies. In particular, there were concerns over the capital adequacy of French banks as prices fell for sovereign debt held on their balance sheets, as well as a rise in Italian interest rates to levels deemed to create an unsustainable funding environment. Markets began to fear worst-case scenarios involving contagion that would lead the global economy back to recession. Equities and commodities plummeted as investors fled to the safest, least economically-sensitive asset categories. While stocks recovered to a degree in October, sensitivity to daily headlines coming out of Europe remained extreme as the period drew to a close.

o  WHAT WERE THE PRINCIPAL FACTORS IN THE FUND'S PERFORMANCE RELATIVE TO THE
   INDEX?

   As always, MFS relied on a consistent, disciplined investment approach and rigorous bottom-up research on individual companies. The approach is principally based on seeking attractive growth opportunities without overpaying, sometimes referred to as "growth at reasonable price" or GARP investing. Sector weightings in the Fund are principally the residue of the individual stock selection process, rather than the

   You will find a complete list of securities that the Fund owns on pages
   17-22.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   result of using short-term macroeconomic forecasts to try to guess which sectors of the market will outperform over a given period.

   Looking at sectors within the Fund, stock selection within basic materials and technology added to relative performance, as did an overweighting of and selection within retailing. On the downside, an underweighting of utilities & communications hampered returns, along with an underweighting of and selection within energy.

   In terms of individual holdings, leading positive contributors included an overweight allocation to railroad company Canadian National Railway Co. contributed to relative performance. The stock held up well as the valuation became more attractive following the recent broader pullback in equities. Holdings of Japanese convenience store chain Lawson, Inc. positively impacted relative performance as well. The company reported better-than-expected earnings driven primarily by increased cigarette sales, a recovery in same-store sales trends, and an expansion in their customer base. South Korean microchip and electronics manufacturer Samsung Electronics Co. Ltd. supported relative results as the company reported positive earnings primarily due to strong demand for their Galaxy S II phone. Additionally, the company's digital media and application and telecom divisions have displayed strong performance.

   Turning to detractors, holdings of India-based banking and treasury management firm ICICI Bank Ltd. ADR underperformed. The stock was under pressure as moderating retail loan momentum coupled with concerns on asset quality related to power generation and real estate negatively impacted Indian banks. Additionally, fears of another rate hike by the Reserve Bank of India to combat stubborn inflation may have negatively impacted performance. French electrical distribution equipment manufacturer Schneider Electric S.A. came under pressure as the company reported a gross margin decline due to higher raw materials costs. An overweight allocation to Hong Kong-based retailer

   Past performance is no guarantee of future results. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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4  | USAA INTERNATIONAL FUND

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   Esprit Holdings Ltd. (Esprit) detracted as management announced a restructuring effort that will require a significant capital investment over a number of years. The announcement created uncertainty over what level of earnings Esprit would be able to attain over the foreseeable future.

o  WHAT IS MFS' OUTLOOK?

   Global equities will likely experience heightened volatility for some time as the European debt crisis heads toward resolution one way or another. In addition, apart from the sovereign debt issues, the growth outlook remains clouded as China's economy eases and fiscal stimulus in the United States has been removed.

   MFS continues to focus on high-quality companies with sustainable above-average growth and returns, whose prospects are not reflected in their valuation. This focus has led to overweight positions in a number of consumer staple companies with strong brands and diverse geographical footprints that should enable them to grow at above-average rates. MFS also remains overweight in specialty chemical companies as these companies tend to display more stable returns through the economic cycle.

   Conversely, the strategy continues to underweight companies that are most sensitive to energy and commodity prices. This includes most integrated energy companies, who are facing declining reserves and increasing costs, as well as metals & mining companies. We continue to remain underweight in electric power and telecommunication companies. MFS believes returns and growth rates for telecommunication companies will remain low because competitive pressure and technological change generally keep capital investments required relatively high. The regulatory environment for electric utilities remains a headwind as well, due to the fiscal stress of governments globally. While the financial

   Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. Esprit Holdings Ltd. was sold out of the Fund prior to November 30, 2011.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   sector is still one of the strategy's largest sectors in absolute terms, a continued underweight in financials is driven by the belief that most developed market commercial banks and insurance companies cannot grow faster than global GDP. In addition, there are concerns around the increased risks for these companies given the political issues facing many developed market countries' financial systems, and the near-term uncertainty regarding what the possible outcomes might be.

   Under all market conditions, we will continue to focus on individual stock selection, looking for reasonably priced companies with above-average growth prospects. Thank you for your continued confidence and investment in the Fund.

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6  | USAA INTERNATIONAL FUND

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INVESTMENT OVERVIEW

USAA INTERNATIONAL FUND SHARES (Ticker Symbol: USIFX)



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                                        11/30/11                   5/31/11
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Net Assets                           $1,609.3 Million           $1,840.8 Million
Net Asset Value Per Share                 $22.43                     $26.30


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
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  5/31/11 to 11/30/11*            1 Year            5 Years           10 Years

        -14.68%                   -0.54%             -0.56%            7.05%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                           5 Years                            10 Years

  -9.81%                           -1.55%                              6.55%


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                          EXPENSE RATIO** AS OF 5/31/11
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                                      1.21%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL      LIPPER INTERNATIONAL
                 FUND SHARES              FUNDS INDEX           MSCI-EAFE INDEX
11/30/01          $10,000.00               $10,000.00             $10,000.00
12/31/01           10,250.91                10,178.37              10,059.41
01/31/02            9,896.59                 9,767.55               9,524.91
02/28/02           10,079.86                 9,904.46               9,591.72
03/31/02           10,629.67                10,428.37              10,157.14
04/30/02           10,666.32                10,501.53              10,177.56
05/31/02           10,770.18                10,651.67              10,306.52
06/30/02           10,428.07                10,231.22               9,896.26
07/31/02            9,371.21                 9,209.80               8,919.30
08/31/02            9,426.20                 9,217.15               8,899.05
09/30/02            8,723.66                 8,224.47               7,943.35
10/31/02            9,242.93                 8,651.32               8,370.27
11/30/02            9,413.98                 9,060.90               8,750.16
12/31/02            9,320.50                 8,770.95               8,455.94
01/31/03            8,926.25                 8,449.72               8,102.93
02/28/03            8,710.64                 8,199.52               7,916.96
03/31/03            8,630.55                 7,998.72               7,761.41
04/30/03            9,456.03                 8,790.61               8,522.12
05/31/03            9,942.69                 9,355.26               9,038.50
06/30/03           10,084.38                 9,576.29               9,256.93
07/31/03           10,189.10                 9,844.81               9,481.00
08/31/03           10,306.15                10,128.87               9,709.96
09/30/03           10,571.04                10,332.13              10,009.29
10/31/03           11,070.02                10,948.13              10,633.16
11/30/03           11,433.48                11,168.03              10,869.55
12/31/03           12,293.98                11,928.05              11,718.73
01/31/04           12,486.47                12,184.38              11,884.44
02/29/04           12,827.97                12,462.96              12,158.79
03/31/04           12,741.04                12,523.70              12,227.20
04/30/04           12,585.81                12,150.42              11,950.61
05/31/04           12,691.37                12,143.53              11,990.79
06/30/04           12,883.85                12,388.17              12,253.52
07/31/04           12,467.84                11,982.47              11,855.85
08/31/04           12,498.88                12,046.21              11,908.20
09/30/04           12,846.59                12,367.03              12,219.43
10/31/04           13,237.77                12,759.15              12,636.11
11/30/04           13,964.23                13,577.64              13,499.32
12/31/04           14,563.29                14,146.07              14,091.44
01/31/05           14,290.02                13,917.38              13,832.90
02/28/05           14,916.54                14,523.76              14,430.61
03/31/05           14,523.30                14,138.96              14,068.08
04/30/05           14,203.38                13,781.26              13,737.34
05/31/05           14,203.38                13,868.27              13,743.98
06/30/05           14,216.71                14,054.34              13,926.35
07/31/05           14,883.22                14,580.45              14,353.27
08/31/05           15,329.78                15,000.26              14,715.93
09/30/05           15,776.35                15,621.64              15,371.40
10/31/05           15,409.76                15,171.91              14,922.47
11/30/05           15,689.70                15,584.18              15,287.41
12/31/05           16,410.09                16,363.12              15,998.79
01/31/06           17,542.07                17,442.28              16,981.10
02/28/06           17,506.91                17,362.11              16,943.54
03/31/06           18,020.17                17,978.24              17,501.97
04/30/06           18,835.75                18,832.77              18,337.84
05/31/06           18,167.82                17,972.11              17,625.72
06/30/06           18,287.34                17,885.13              17,624.55
07/31/06           18,681.07                18,044.26              17,799.01
08/31/06           19,327.91                18,539.01              18,288.39
09/30/06           19,363.07                18,633.62              18,316.67
10/31/06           19,756.80                19,309.86              19,029.08
11/30/06           20,326.30                19,963.90              19,597.75
12/31/06           20,898.25                20,600.06              20,212.97
01/31/07           21,347.17                20,788.24              20,349.75
02/28/07           21,246.55                20,758.96              20,513.95
03/31/07           21,625.82                21,364.00              21,036.85
04/30/07           22,368.86                22,233.74              21,971.13
05/31/07           22,717.17                22,891.49              22,356.63
06/30/07           22,740.39                22,964.09              22,383.95
07/31/07           22,198.58                22,655.22              22,054.28
08/31/07           22,306.94                22,430.33              21,709.64
09/30/07           23,158.35                23,771.49              22,871.11
10/31/07           23,824.00                24,946.77              23,769.73
11/30/07           23,197.05                23,913.14              22,988.10
12/31/07           22,743.80                23,534.64              22,470.70
01/31/08           21,102.67                21,542.33              20,394.89
02/29/08           21,343.04                21,577.49              20,687.08
03/31/08           21,558.54                21,317.06              20,469.42
04/30/08           22,528.30                22,535.73              21,580.46
05/31/08           23,009.04                22,873.21              21,790.60
06/30/08           21,061.23                20,911.00              20,008.39
07/31/08           20,472.74                20,184.10              19,366.22
08/31/08           19,784.79                19,371.82              18,581.43
09/30/08           17,745.80                16,819.84              15,894.75
10/31/08           14,654.17                13,278.27              12,687.45
11/30/08           13,535.21                12,414.67              12,001.69
12/31/08           14,726.11                13,267.76              12,723.25
01/31/09           13,067.80                11,917.46              11,474.68
02/28/09           11,884.53                10,823.91              10,297.46
03/31/09           12,800.05                11,627.68              10,950.07
04/30/09           13,914.23                13,067.19              12,352.13
05/31/09           15,572.54                14,838.32              13,813.46
06/30/09           15,330.70                14,608.91              13,734.89
07/31/09           17,023.55                16,079.60              14,988.90
08/31/09           17,593.60                16,661.29              15,803.68
09/30/09           18,535.03                17,501.25              16,408.77
10/31/09           18,224.10                17,020.55              16,203.73
11/30/09           19,001.43                17,642.00              16,528.16
12/31/09           19,502.43                17,950.71              16,766.21
01/31/10           18,498.50                17,083.66              16,027.54
02/28/10           18,498.50                17,174.13              15,917.66
03/31/10           19,650.84                18,289.04              16,911.29
04/30/10           19,327.83                18,079.98              16,605.29
05/31/10           17,197.76                16,207.12              14,726.97
06/30/10           17,197.76                15,996.06              14,548.12
07/31/10           18,795.31                17,451.81              15,927.69
08/31/10           18,096.93                16,864.85              15,433.16
09/30/10           19,965.11                18,551.36              16,945.41
10/31/10           20,794.44                19,229.84              17,557.61
11/30/10           19,869.08                18,526.03              16,712.30
12/31/10           21,427.40                19,931.17              18,065.59
01/31/11           21,647.67                20,222.07              18,491.89
02/28/11           22,211.55                20,791.77              19,101.61
03/31/11           22,079.39                20,587.10              18,673.50
04/30/11           23,735.78                21,675.45              19,789.69
05/31/11           23,163.09                21,044.65              19,205.01
06/30/11           22,872.34                20,675.59              18,964.54
07/31/11           22,528.73                20,297.41              18,662.96
08/31/11           20,502.29                18,504.79              16,977.88
09/30/11           18,229.15                16,339.44              15,360.10
10/31/11           20,308.46                18,001.81              16,841.14
11/30/11           19,762.19                17,489.90              16,024.13

                                   [END CHART]

                         Data from 11/30/01 to 11/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA INTERNATIONAL FUND

================================================================================

USAA INTERNATIONAL FUND INSTITUTIONAL SHARES* (Ticker Symbol: UIIFX)



--------------------------------------------------------------------------------
                                         11/30/11                    5/31/11
--------------------------------------------------------------------------------

Net Assets                            $337.6 Million              $385.2 Million
Net Asset Value Per Share                 $22.46                      $26.32


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11**             1 Year             Since Inception 8/01/08

        -14.63%                     -0.36%                     -0.26%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/08

  -9.56%                                                        -0.89%


--------------------------------------------------------------------------------
                         EXPENSE RATIO*** AS OF 11/30/11
--------------------------------------------------------------------------------

                                      1.01%


*The USAA International Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL FUND      LIPPER INTERNATIONAL
               INSTITUTIONAL SHARES            FUNDS INDEX           MSCI-EAFE INDEX
07/31/08            $10,000.00                 $10,000.00              $10,000.00
08/31/08              9,823.05                   9,597.57                9,594.76
09/30/08              8,810.70                   8,333.22                8,207.46
10/31/08              7,275.72                   6,578.58                6,551.33
11/30/08              6,720.16                   6,150.72                6,197.23
12/31/08              7,311.08                   6,573.37                6,569.82
01/31/09              6,494.44                   5,904.38                5,925.10
02/28/09              5,909.89                   5,362.59                5,317.23
03/31/09              6,369.79                   5,760.81                5,654.21
04/30/09              6,924.25                   6,474.00                6,378.18
05/31/09              7,753.78                   7,351.49                7,132.76
06/30/09              7,633.44                   7,237.83                7,092.19
07/31/09              8,480.16                   7,966.47                7,739.72
08/31/09              8,763.84                   8,254.66                8,160.43
09/30/09              9,240.93                   8,670.81                8,472.88
10/31/09              9,086.19                   8,432.65                8,367.01
11/30/09              9,477.32                   8,740.54                8,534.53
12/31/09              9,730.40                   8,893.49                8,657.45
01/31/10              9,229.06                   8,463.92                8,276.03
02/28/10              9,233.42                   8,508.74                8,219.29
03/31/10              9,813.23                   9,061.11                8,732.36
04/30/10              9,651.93                   8,957.53                8,574.36
05/31/10              8,592.57                   8,029.65                7,604.46
06/30/10              8,596.93                   7,925.08                7,512.11
07/31/10              9,399.08                   8,646.32                8,224.47
08/31/10              9,050.32                   8,355.51                7,969.11
09/30/10              9,987.61                   9,191.07                8,749.98
10/31/10             10,406.13                   9,527.22                9,066.10
11/30/10              9,948.38                   9,178.53                8,629.62
12/31/10             10,725.12                   9,874.69                9,328.41
01/31/11             10,839.88                  10,018.81                9,548.53
02/28/11             11,126.76                  10,301.06                9,863.36
03/31/11             11,060.56                  10,199.66                9,642.31
04/30/11             11,890.32                  10,738.87               10,218.67
05/31/11             11,612.26                  10,426.35                9,916.76
06/30/11             11,466.61                  10,243.50                9,792.59
07/31/11             11,298.89                  10,056.14                9,636.86
08/31/11             10,283.76                   9,168.00                8,766.75
09/30/11              9,145.04                   8,095.20                7,931.39
10/31/11             10,191.07                   8,918.81                8,696.14
11/30/11              9,913.01                   8,665.19                8,274.27

                                   [END CHART]

                    *Data from 7/31/08 to 11/30/11.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI-EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA INTERNATIONAL FUND

================================================================================

The graph on page 10 illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Institutional Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INTERNATIONAL FUND ADVISER SHARES (Ticker Symbol: UAIFX)

--------------------------------------------------------------------------------
                                         11/30/11                     5/31/11
--------------------------------------------------------------------------------
Net Assets                             $5.4 Million                 $6.4 Million
Net Asset Value Per Share                 $22.33                       $26.24

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 to 11/30/11*              1 Year             Since Inception 8/01/10
        -14.87%                     -0.95%                      1.19%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 Year                                               Since Inception 8/01/10
  -10.13%                                                      -0.45%

--------------------------------------------------------------------------------
                         EXPENSE RATIO** AS OF 11/30/11
--------------------------------------------------------------------------------
  Before Reimbursement     1.90%                 After Reimbursement     1.55%

*Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.55% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED OCTOBER 1, 2011. THESE EXPENSE RATIOS WILL DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INTERNATIONAL FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INTERNATIONAL                            LIPPER INTERNATIONAL
              FUND ADVISER SHARES      MSCI-EAFE INDEX          FUNDS INDEX
07/31/10          $10,000.00             $10,000.00             $10,000.00
08/31/10            9,345.96               9,689.52               9,663.67
09/30/10           10,311.23              10,638.96              10,630.04
10/31/10           10,735.23              11,023.33              11,018.82
11/30/10           10,257.10              10,492.61              10,615.53
12/31/10           11,055.63              11,342.26              11,420.69
01/31/11           11,164.82              11,609.90              11,587.38
02/28/11           11,455.99              11,992.70              11,913.82
03/31/11           11,383.20              11,723.92              11,796.54
04/30/11           12,229.43              12,424.71              12,420.17
05/31/11           11,933.71              12,057.62              12,058.72
06/30/11           11,783.57              11,906.65              11,847.24
07/31/11           11,597.03              11,717.31              11,630.55
08/31/11           10,555.16              10,659.35              10,603.36
09/30/11            9,381.36               9,643.65               9,362.60
10/31/11           10,445.97              10,573.50              10,315.16
11/30/11           10,159.35              10,060.55              10,021.82

                                   [END CHART]

                         *Data from 7/31/10 to 11/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper International Funds Index tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

o The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East (MSCI-EAFE) Index reflects the movements of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the MSCI-EAFE Index and the Lipper International Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/11
                                (% of Net Assets)

Diversified Banks ........................................................  9.5%
Industrial Gases .........................................................  6.1%
Packaged Foods & Meat ....................................................  5.1%
Pharmaceuticals ..........................................................  4.6%
Distillers & Vintners ....................................................  4.1%
Semiconductors ...........................................................  3.8%
Apparel, Accessories & Luxury Goods ......................................  3.6%
Electrical Components & Equipment ........................................  3.4%
Food Retail ..............................................................  3.4%
Brewers ..................................................................  3.1%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/11
                                (% of Net Assets)

Linde AG .................................................................  3.9%
Heineken N.V. ............................................................  3.1%
Nestle S.A. ..............................................................  2.9%
Canadian National Railway Co. ............................................  2.7%
HSBC Holdings plc ........................................................  2.7%
LVMH Moet Hennessy - Louis Vuitton S.A. ..................................  2.6%
Schneider Electric S.A. ..................................................  2.3%
DANONE S.A. ..............................................................  2.2%
Shin-Etsu Chemical Co. Ltd. ..............................................  2.2%
Diageo plc ...............................................................  2.2%

You will find a complete list of securities that the Fund owns on pages 17-22.

================================================================================

14  | USAA INTERNATIONAL FUND

================================================================================

                       o ASSET ALLOCATION -- 11/30/2011* o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED KINGDOM                                                             20.0%
FRANCE                                                                     12.9%
JAPAN                                                                      12.7%
GERMANY                                                                    11.0%
SWITZERLAND                                                                10.5%
NETHERLANDS                                                                 7.8%
OTHER**                                                                    24.7%

                                   [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of the portfolio, and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                               NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                  FOR                    VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                     6,660,811,393                 63,843,596
Daniel S. McNamara                   6,665,041,690                 59,613,299
Robert L. Mason, Ph.D.               6,673,454,396                 51,200,593
Michael F. Reimherr                  6,655,017,938                 69,637,051
Paul L. McNamara                     6,652,482,258                 72,172,731
Barbara B. Ostdiek, Ph.D.            6,650,120,137                 74,534,852

================================================================================

16  | USAA INTERNATIONAL FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.0%)

             COMMON STOCKS (98.4%)

             CONSUMER DISCRETIONARY (12.2%)
             ------------------------------
             ADVERTISING (1.8%)
 3,261,500   WPP plc(a)                                                         $   34,190
                                                                                ----------
             APPAREL RETAIL (0.8%)
   497,200   Hennes & Mauritz AB "B"(a)                                             15,785
                                                                                ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.6%)
   369,547   Burberry Group plc(a)                                                   7,408
   221,677   Compagnie Financiere Richemont S.A.(a)                                 11,986
   324,628   LVMH Moet Hennessy - Louis Vuitton S.A.(a)                             51,035
                                                                                ----------
                                                                                    70,429
                                                                                ----------
             AUTO PARTS & EQUIPMENT (1.4%)
   937,100   Denso Corp.(a)                                                         26,784
                                                                                ----------
             AUTOMOBILE MANUFACTURERS (1.1%)
   710,600   Honda Motor Co. Ltd.(a)                                                22,464
                                                                                ----------
             DISTRIBUTORS (1.4%)
13,530,800   Li & Fung Ltd.(a)                                                      27,671
                                                                                ----------
             PUBLISHING (0.5%)
   580,159   Wolters Kluwer N.V.(a)                                                 10,104
                                                                                ----------
             RESTAURANTS (1.6%)
 3,317,710   Compass Group plc(a)                                                   30,724
                                                                                ----------
             Total Consumer Discretionary                                          238,151
                                                                                ----------
             CONSUMER STAPLES (18.8%)
             ------------------------
             BREWERS (3.1%)
 1,280,992   Heineken N.V.(a)                                                       60,161
                                                                                ----------
             DISTILLERS & VINTNERS (4.1%)
 1,980,982   Diageo plc(a)                                                          42,349
   398,040   Pernod Ricard S.A.(a)                                                  37,491
                                                                                ----------
                                                                                    79,840
                                                                                ----------
             FOOD RETAIL (3.4%)
   510,500   Lawson, Inc.(a)                                                        30,269

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
 5,811,190   Tesco plc(a)                                                       $   37,063
                                                                                ----------
                                                                                    67,332
                                                                                ----------
             HOUSEHOLD PRODUCTS (1.4%)
   540,983   Reckitt Benckiser Group plc(a)                                         27,346
                                                                                ----------
             PACKAGED FOODS & MEAT (5.1%)
   663,623   DANONE S.A.(a)                                                         43,895
 1,013,121   Nestle S.A.(a)                                                         56,808
                                                                                ----------
                                                                                   100,703
                                                                                ----------
             PERSONAL PRODUCTS (1.7%)
   568,021   Beiersdorf AG(a)                                                       32,476
                                                                                ----------
             Total Consumer Staples                                                367,858
                                                                                ----------
             ENERGY (5.6%)
             -------------
             INTEGRATED OIL & GAS (2.9%)
   738,510   BG Group plc(a)                                                        15,848
 1,164,150   Royal Dutch Shell plc "A"(a)                                           40,802
                                                                                ----------
                                                                                    56,650
                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.7%)
 5,807,000   CNOOC Ltd.(a)                                                          11,185
     6,085   INPEX Holdings, Inc.(a)                                                40,894
                                                                                ----------
                                                                                    52,079
                                                                                ----------
             Total Energy                                                          108,729
                                                                                ----------
             FINANCIALS (18.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
 1,083,623   Julius Baer Group Ltd.*(a)                                             38,762
                                                                                ----------
             DIVERSIFIED BANKS (9.5%)
 2,606,366   Banco Santander S.A.(a)                                                19,555
 3,212,022   Barclays plc(a)                                                         9,242
    68,884   Erste Bank der Oesterreichischen Sparkassen AG(a)                       1,198
 6,718,882   HSBC Holdings plc(a)                                                   52,397
   773,960   ICICI Bank Ltd. ADR                                                    22,530
    81,960   Komercni Banka A.S.(a)                                                 13,545
 1,687,291   Standard Chartered plc(a)                                              36,840
 1,418,190   Westpac Banking Corp.(a)                                               30,979
                                                                                ----------
                                                                                   186,286
                                                                                ----------
             DIVERSIFIED CAPITAL MARKETS (1.4%)
 2,263,138   UBS AG*(a)                                                             27,819
                                                                                ----------
             LIFE & HEALTH INSURANCE (0.9%)
 5,326,200   AIA Group Ltd.(a)                                                      16,782
                                                                                ----------

================================================================================

18  | USAA INTERNATIONAL FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.5%)
 3,776,213   ING Groep N.V.*(a)                                                 $   29,448
                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (1.2%)
 1,635,870   QBE Insurance Group Ltd.(a)                                            23,454
                                                                                ----------
             REINSURANCE (0.6%)
   235,998   Swiss Re Ltd.*(a)                                                      12,433
                                                                                ----------
             SPECIALIZED FINANCE (1.6%)
 1,895,200   BM&F Bovespa S.A.                                                      10,355
   328,173   Deutsche Boerse AG*(a)                                                 20,038
                                                                                ----------
                                                                                    30,393
                                                                                ----------
             Total Financials                                                      365,377
                                                                                ----------
             HEALTH CARE (5.7%)
             ------------------
             HEALTH CARE EQUIPMENT (1.1%)
   122,746   Sonova Holding AG*(a)                                                  12,823
    58,460   Synthes, Inc.(a),(b)                                                    9,667
                                                                                ----------
                                                                                    22,490
                                                                                ----------
             PHARMACEUTICALS (4.6%)
   465,884   Bayer AG(a)                                                            30,607
   226,052   Merck KGaA(a)                                                          22,452
   229,830   Roche Holdings AG(a)                                                   36,556
                                                                                ----------
                                                                                    89,615
                                                                                ----------
             Total Health Care                                                     112,105
                                                                                ----------
             INDUSTRIALS (10.4%)
             -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.4%)
   664,059   Legrand S.A.(a)                                                        21,504
   807,876   Schneider Electric S.A.(a)                                             45,829
                                                                                ----------
                                                                                    67,333
                                                                                ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.5%)
 6,105,765   Hays plc(a)                                                             7,061
   693,455   Randstad Holdings N.V.(a)                                              21,664
                                                                                ----------
                                                                                    28,725
                                                                                ----------
             INDUSTRIAL CONGLOMERATES (1.3%)
   842,000   Keppel Corp. Ltd.(a)                                                    6,267
 1,270,989   Smiths Group plc(a)                                                    18,986
                                                                                ----------
                                                                                    25,253
                                                                                ----------
             INDUSTRIAL MACHINERY (1.5%)
   174,100   FANUC Ltd.(a)                                                          28,582
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             RAILROADS (2.7%)
   682,832   Canadian National Railway Co.                                      $   52,960
                                                                                ----------
             Total Industrials                                                     202,853
                                                                                ----------
             INFORMATION TECHNOLOGY (12.1%)
             ------------------------------
             APPLICATION SOFTWARE (2.3%)
   137,010   Dassault Systemes S.A. ADR(a)                                          11,225
   569,128   SAP AG(a)                                                              33,956
                                                                                ----------
                                                                                    45,181
                                                                                ----------
             COMMUNICATIONS EQUIPMENT (0.4%)
   454,650   HTC Corp.(a)                                                            7,477
                                                                                ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
 1,373,526   Amadeus IT Holding S.A. "A"(a)                                         23,227
                                                                                ----------
             ELECTRONIC COMPONENTS (1.3%)
 1,163,500   HOYA Corp.(a)                                                          24,831
                                                                                ----------
             ELECTRONIC MANUFACTURING SERVICES (0.8%)
 5,798,600   Hon Hai Precision Industry Corp. Ltd.(a)                               15,740
                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.7%)
   271,750   Infosys Technologies Ltd. ADR                                          14,028
                                                                                ----------
             OFFICE ELECTRONICS (1.6%)
   696,200   Canon, Inc.(a)                                                         31,506
                                                                                ----------
             SEMICONDUCTORS (3.8%)
    45,976   Samsung Electronics Co. Ltd.(a)                                        41,740
 2,505,533   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                        32,372
                                                                                ----------
                                                                                    74,112
                                                                                ----------
             Total Information Technology                                          236,102
                                                                                ----------
             MATERIALS (12.1%)
             -----------------
             DIVERSIFIED CHEMICALS (1.6%)
   611,869   AkzoNobel N.V.(a)                                                      31,070
                                                                                ----------
             DIVERSIFIED METALS & MINING (1.4%)
   531,010   Rio Tinto plc(a)                                                       28,109
                                                                                ----------
             INDUSTRIAL GASES (6.1%)
   331,829   Air Liquide S.A.(a)                                                    42,117
   499,458   Linde AG(a)                                                            76,698
                                                                                ----------
                                                                                   118,815
                                                                                ----------
             PAPER PRODUCTS (0.2%)
   217,382   Svenska Cellulosa AB "B"(a)                                             3,234
                                                                                ----------

================================================================================

20  | USAA INTERNATIONAL FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (2.8%)
    13,036   Givaudan S.A.*(a)                                                  $   12,154
   871,100   Shin-Etsu Chemical Co. Ltd.(a)                                         43,734
                                                                                ----------
                                                                                    55,888
                                                                                ----------
             Total Materials                                                       237,116
                                                                                ----------
             TELECOMMUNICATION SERVICES (2.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
 8,558,000   China Unicom Hong Kong Ltd.(a)                                         18,433
 4,449,650   Singapore Telecommunications Ltd.(a)                                   10,805
                                                                                ----------
                                                                                    29,238
                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.8%)
   826,223   MTN Group Ltd.(a)                                                      14,865
                                                                                ----------
             Total Telecommunication Services                                       44,103
                                                                                ----------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
   211,612   Red Electrica de Espana(a)                                              9,307
                                                                                ----------
             Total Utilities                                                         9,307
                                                                                ----------
             Total Common Stocks (cost: $1,754,707)                              1,921,701
                                                                                ----------

             PREFERRED SECURITIES (0.6%)

             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   441,500   TIM Participacoes S.A. ADR (cost: $10,314)                             10,512
                                                                                ----------
             Total Telecommunication Services                                       10,512
                                                                                ----------
             Total Preferred Securities (cost: $10,314)                             10,512
                                                                                ----------
             Total Equity Securities (cost: $1,765,021)                          1,932,213
                                                                                ----------

             MONEY MARKET INSTRUMENTS (0.6%)

             MONEY MARKET FUNDS (0.6%)
13,030,957   State Street Institutional Liquid Reserve Fund, 0.17%(c)               13,031
                                                                                ----------
             Total Money Market Instruments (cost: $13,031)                         13,031
                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES    SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

             MONEY MARKET FUNDS (0.0%)
       449   Federated Prime Obligations Funds, 0.17%(c)                        $        -
                                                                                ----------
             Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $--)                                        -
                                                                                ----------

             TOTAL INVESTMENTS (COST: $1,778,052)                               $1,945,244
                                                                                ==========

--------------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
--------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $132,245          $1,789,456             $-    $1,921,701
  Preferred Securities                     10,512                   -              -        10,512
Money Market Instruments:
  Money Market Funds                       13,031                   -              -        13,031
Short-Term Investments
  Purchased With Cash
  Collateral From Securities
  Loaned:
  Money Market Funds                            -                   -              -             -
--------------------------------------------------------------------------------------------------
TOTAL                                    $155,788          $1,789,456             $-    $1,945,244
--------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30, 2011, common stocks with a fair value of $1,946,230,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA INTERNATIONAL FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security was fair valued at November 30, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

   (c) Rate represents the money market fund annualized seven-day yield at November 30, 2011.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

24  | USAA INTERNATIONAL FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,778,052)         $1,945,244
  Cash denominated in foreign currencies (identified cost of $2,743)           2,689
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                           134
      Nonaffiliated transactions                                                 923
    USAA Investment Management Company (Note 7D)                                   1
    Dividends and interest                                                     5,781
    Other                                                                          1
                                                                          ----------
      Total assets                                                         1,954,773
                                                                          ----------
LIABILITIES
  Capital shares redeemed:
    Affiliated transactions (Note 8)                                              29
    Nonaffiliated transactions                                                   908
  Unrealized depreciation on foreign currency contracts held, at value             2
  Accrued management fees                                                      1,224
  Accrued transfer agent's fees                                                  146
  Other accrued expenses and payables                                            140
                                                                          ----------
      Total liabilities                                                        2,449
                                                                          ----------
        Net assets applicable to capital shares outstanding               $1,952,324
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $1,866,365
  Accumulated undistributed net investment income                             32,675
  Accumulated net realized loss on investments                              (114,006)
  Net unrealized appreciation of investments                                 167,192
  Net unrealized appreciation of foreign currency translations                    98
                                                                          ----------
        Net assets applicable to capital shares outstanding               $1,952,324
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,609,268/71,758 shares outstanding)      $    22.43
                                                                          ==========
    Institutional Shares (net assets of $337,619/15,030
      shares outstanding)                                                 $    22.46
                                                                          ==========
    Adviser Shares (net assets of $5,437/243 shares outstanding)          $    22.33
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1,460)                  $  20,230
  Interest                                                                    18
  Securities lending (net)                                                   107
                                                                       ---------
        Total income                                                      20,355
                                                                       ---------
EXPENSES
  Management fees                                                          7,819
  Administration and servicing fees:
     Fund Shares                                                           1,246
     Institutional Shares                                                    129
     Adviser Shares                                                            4
  Transfer agent's fees:
     Fund Shares                                                           1,783
     Institutional Shares                                                    129
  Distribution and service fees (Note 7F):
     Adviser Shares                                                            7
  Custody and accounting fees:
     Fund Shares                                                             299
     Institutional Shares                                                     63
     Adviser Shares                                                            1
  Postage:
     Fund Shares                                                              65
  Shareholder reporting fees:
     Fund Shares                                                              35
  Trustees' fees                                                               7
  Registration fees:
     Fund Shares                                                              26
     Institutional Shares                                                      2
     Adviser Shares                                                           21
  Professional fees                                                           76
  Other                                                                       19
                                                                       ---------
        Total expenses                                                    11,731
                                                                       ---------
  Expenses reimbursed:
     Adviser Shares                                                          (14)
                                                                       ---------
        Net expenses                                                      11,717
                                                                       ---------
NET INVESTMENT INCOME                                                      8,638
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments                                                         (17,345)
     Foreign currency transactions                                           200
  Change in net unrealized appreciation/depreciation of:
     Investments                                                        (320,640)
     Foreign currency translations                                          (520)
                                                                       ---------
        Net realized and unrealized loss                                (338,305)
                                                                       ---------
  Decrease in net assets resulting from operations                     $(329,667)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

26  | USAA INTERNATIONAL FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                                    11/30/2011     5/31/2011
--------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $    8,638    $   26,357
  Net realized gain (loss) on investments                              (17,345)       16,746
  Net realized gain (loss) on foreign currency transactions                200          (416)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                       (320,640)      478,876
    Foreign currency translations                                         (520)          886
                                                                    ------------------------
    Increase (decrease) in net assets resulting
      from operations                                                 (329,667)      522,449
                                                                    ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                              -       (14,390)
    Institutional Shares                                                     -        (3,060)
    Adviser Shares*                                                          -           (50)
                                                                    ------------------------
      Total distributions to shareholders                                    -       (17,500)
                                                                    ------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                           41,709       194,432
  Institutional Shares                                                   7,922       129,385
  Adviser Shares*                                                           26         5,063
                                                                    ------------------------
    Total net increase in net assets from capital
      share transactions                                                49,657       328,880
                                                                    ------------------------
  Net increase (decrease) in net assets                               (280,010)      833,829

NET ASSETS
  Beginning of period                                                2,232,334     1,398,505
                                                                    ------------------------
  End of period                                                     $1,952,324    $2,232,334
                                                                    ========================
Accumulated undistributed net investment income:
  End of period                                                     $   32,675    $   24,037
                                                                    ========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes.

================================================================================

28  | USAA INTERNATIONAL FUND

================================================================================

The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

        Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

30  | USAA INTERNATIONAL FUND

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

32  | USAA INTERNATIONAL FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2011, the Fund did not incur any brokerage commission recapture credits.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2011, the Adviser Shares did not receive redemption fees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of $3,000, which represents 4.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

================================================================================

34  | USAA INTERNATIONAL FUND

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2011, the Fund had capital loss carryovers of $93,768,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2017 and 2019, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

             CAPITAL LOSS CARRYOVERS
--------------------------------------------------
EXPIRES                                  BALANCE
-------                                -----------
 2017                                  $21,959,000
 2018                                   59,595,000
 2019                                   12,214,000
                                       -----------
                             Total     $93,768,000
                                       ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2011, were $264,098,000 and $179,467,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, were $326,093,000 and $158,901,000, respectively, resulting in net unrealized appreciation of $167,192,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2011, the Fund received securities-lending income of $107,000, which is net of the

================================================================================

36  | USAA INTERNATIONAL FUND

================================================================================

20% income retained by Citibank. As of November 30, 2011, the Fund had no securities out on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED           YEAR ENDED
                                           11/30/2011                  5/31/2011
---------------------------------------------------------------------------------------
                                    SHARES        AMOUNT         SHARES         AMOUNT
                                    ---------------------------------------------------
FUND SHARES:
Shares sold                          7,798       $ 182,068        18,881      $ 443,517
Shares issued from reinvested
 dividends                              (-)*            (-)*         592         14,168
Shares redeemed                     (6,023)       (140,359)      (11,143)      (263,253)
                                    ---------------------------------------------------
Net increase from capital
 share transactions                  1,775       $  41,709         8,330      $ 194,432
                                    ===================================================
INSTITUTIONAL SHARES:
Shares sold                          2,209       $  51,330         6,351      $ 152,128
Shares issued from reinvested
 dividends                               -               -           128          3,060
Shares redeemed                     (1,817)        (43,408)       (1,123)       (25,803)
                                    ---------------------------------------------------
Net increase from capital
 share transactions                    392       $   7,922         5,356      $ 129,385
                                    ===================================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                              1       $      29           242      $   5,063
Shares issued from reinvested
 dividends                               -               -             -              -
Shares redeemed                         (-)*            (3)           (-)            (-)
                                    ---------------------------------------------------
Net increase from capital
 share transactions                      1       $      26           242      $   5,063
                                    ===================================================

* Represents less than 500 dollars or shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper International Funds Index over the performance period. The Lipper International Funds Index tracks the total return performance of the 30 largest funds in the Lipper International Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser

================================================================================

38  | USAA INTERNATIONAL FUND

================================================================================

    Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $7,819,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $219,000, $33,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.03%, 0.02%, and 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.31% of the Fund's average net assets that MFS manages. For the six-month period ended November 30, 2011, the Manager incurred subadvisory fees, paid or payable to MFS, of $3,097,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2011, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,246,000, $129,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $29,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Adviser Shares to 1.55% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2011,

================================================================================

40  | USAA INTERNATIONAL FUND

================================================================================

    the Adviser Shares incurred reimbursable expenses of $14,000, of which $1,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended November 30, 2011, the Fund Shares, Institutional Shares, and Adviser Shares s incurred transfer agent's fees, paid or payable to SAS, of $1,783,000, $129,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of November 30, 2011, the Fund recorded a receivable for capital shares sold of $134,000 and a payable for capital shares redeemed of $29,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of November 30, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.8%
USAA Target Retirement 2020 Fund                                        2.1
USAA Target Retirement 2030 Fund                                        4.8
USAA Target Retirement 2040 Fund                                        6.0
USAA Target Retirement 2050 Fund                                        3.3

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2011, USAA and its affiliates owned 240,000 shares, which respresent 98.5% of the Adviser Shares 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The

================================================================================

42  | USAA INTERNATIONAL FUND

================================================================================

    amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                             YEAR ENDED MAY 31,
                              ------------------------------------------------------------------------------------
                                    2011            2011          2010            2009          2008          2007
                              ------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    26.30      $    19.71    $    18.08      $    27.77    $    29.35    $    25.85
                              ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .09             .29           .21             .35           .51           .20
  Net realized and
    unrealized gain (loss)         (3.96)           6.52          1.66           (9.35)         (.13)         6.00
                              ------------------------------------------------------------------------------------
Total from investment
  operations                       (3.87)           6.81          1.87           (9.00)          .38          6.20
                              ------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                -            (.22)         (.24)           (.44)         (.41)         (.56)
  Realized capital gains               -               -             -            (.25)        (1.55)        (2.14)
                              ------------------------------------------------------------------------------------
Total distributions                    -            (.22)         (.24)           (.69)        (1.96)        (2.70)
                              ------------------------------------------------------------------------------------
Net asset value at end
  of period                   $    22.43      $    26.30    $    19.71      $    18.08    $    27.77    $    29.35
                              ====================================================================================
Total return (%)*                 (14.71)          34.67         10.19(b)       (32.16)         1.32         24.99(a)
Net assets at end
  of period (000)             $1,609,268      $1,840,770    $1,215,443      $1,048,966    $1,526,020    $1,505,679
Ratios to average
  net assets:**
  Expenses (%)(c)                   1.20(d)         1.21          1.25(b)         1.31          1.14          1.20(a)
  Net investment income (%)          .82(d)         1.37          1.09            1.89          1.94          1.21
Portfolio turnover (%)                 9              25            20              22            32            38

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $1,659,227,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) For the year ended May 31, 2010, SAS reimbursed the Fund Shares $249,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA INTERNATIONAL FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                               PERIOD ENDED
                                               NOVEMBER 30,           YEAR ENDED MAY 31,
                                               -------------------------------------------------------
                                                   2011           2011           2010          2009***
                                               -------------------------------------------------------
Net asset value at beginning of period         $  26.32       $  19.72       $  18.09       $ 24.30
                                               ----------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .12            .45(a)         .41(a)        .59(a)
  Net realized and unrealized gain (loss)         (3.98)          6.45(a)        1.53(a)      (6.07)(a)
                                               ----------------------------------------------------
Total from investment operations                  (3.86)          6.90(a)        1.94(a)      (5.48)(a)
                                               ----------------------------------------------------
Less distributions from:
  Net investment income                               -           (.30)          (.31)         (.48)
  Realized capital gains                              -              -              -          (.25)
                                               ----------------------------------------------------
Total distributions                                   -           (.30)          (.31)         (.73)
                                               ----------------------------------------------------
Net asset value at end of period               $  22.46       $  26.32       $  19.72       $ 18.09
                                               ====================================================
Total return (%)*                                (14.67)         35.13          10.57        (22.25)
Net assets at end of period (000)              $337,619       $385,203       $183,062       $58,059
Ratios to average net assets:**
  Expenses (%)(b)                                   .96(c)         .90            .87           .87(c)
  Expenses, excluding reimbursements (%)(b)         .96(c)         .91            .91           .91(c)
  Net investment income (%)                        1.06(c)        1.91           1.95          4.46(c)
Portfolio turnover (%)                                9             25             20            22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $350,733,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        SIX-MONTH
                                                       PERIOD ENDED          PERIOD ENDED
                                                       NOVEMBER 30,            MAY 31,
                                                            2011               2011***
                                                       ----------------------------------
Net asset value at beginning of period                   $ 26.24                $22.17
                                                         -----------------------------
Income (loss) from investment operations:
 Net investment income                                       .05                   .23
 Net realized and unrealized gain (loss)                   (3.96)                 4.05
                                                         -----------------------------
Total from investment operations                           (3.91)                 4.28
                                                         -----------------------------
Less distributions from:
 Net investment income                                         -                  (.21)
                                                         -----------------------------
Total distributions                                            -                  (.21)
                                                         -----------------------------
Net asset value at end of period                         $ 22.33                $26.24
                                                         =============================
Total return (%)*                                         (14.90)                19.38
Net assets at end of period (000)                        $ 5,437                $6,361
Ratios to average net assets:(a),**
 Expenses (%)(b)                                            1.55                  1.55
 Expenses, excluding reimbursements (%)(b)                  2.06                  1.90
 Net investment income (%)                                   .47                  1.23
Portfolio turnover (%)                                         9                    25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $5,644,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

46  | USAA INTERNATIONAL FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                           EXPENSES PAID
                                   BEGINNING            ENDING            DURING PERIOD*
                                 ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2011 -
                                 JUNE 1, 2011      NOVEMBER 30, 2011     NOVEMBER 30, 2011
                                 ---------------------------------------------------------
FUND SHARES
Actual                             $1,000.00           $  852.90               $5.56

Hypothetical
 (5% return before expenses)        1,000.00            1,019.00                6.06

INSTITUTIONAL SHARES
Actual                              1,000.00              853.30**              4.45**

Hypothetical
 (5% return before expenses)        1,000.00            1,020.20**              4.85**

ADVISER SHARES*
Actual                              1,000.00              851.00                7.17

Hypothetical
 (5% return before expenses)        1,000.00            1,017.25                7.82

 * Expenses are equal to the annualized expense ratio of 1.20% for Fund Shares, 0.96% for Institutional Shares, and 1.55% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (14.71)% for Fund Shares, (14.67)% for Institutional Shares, and (14.90)% for Adviser Shares for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

48  | USAA INTERNATIONAL FUND

================================================================================

** The Institutional Shares' annualized expense ratio of 0.96% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of June 1, 2011, through November 30, 2011, the Institutional Shares' expense ratio would have been 1.02%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                           EXPENSES PAID
                                    BEGINNING            ENDING            DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE        JUNE 1, 2011 -
                                  JUNE 1, 2011      NOVEMBER 30, 2011     NOVEMBER 30, 2011
                                  ---------------------------------------------------------
INSTITUTIONAL SHARES
Actual                              $1,000.00           $ 852.78                $4.72

Hypothetical
 (5% return before expenses)         1,000.00           1,019.90                 5.15

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    23410-0112                               (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.